Vessel Revenues (Predecessor) (Tables)	12 Months Ended
Dec. 31, 2024
Robin Energy Ltd. Predecessor [Member]
Vessel Revenues [Abstract]
Vessel Revenues
The following table includes the vessel revenues earned by the Company for the years ended December 31, 2022, 2023 and 2024, as presented in the accompanying combined carve-out statements of comprehensive income:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2023	2024
Pool revenues	15,637,653	15,611,872	6,768,672
Total Vessel Revenues	$15,637,653	$15,611,872	$6,768,672